Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Equity Income Series
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.44%
Communication Services — 10.41%
AT&T	107,710	$ 2,073,417
Comcast Class A	73,229	2,776,111
Meta Platforms Class A †	12,508	2,650,946
Verizon Communications	73,199	2,846,709
		10,347,183
Consumer Discretionary — 10.44%
APA	47,796	1,723,524
Chipotle Mexican Grill †	250	427,073
Ford Motor	105,157	1,324,978
Lowe's	6,034	1,206,619
Macy's	83,744	1,464,683
Tapestry	18,158	782,791
TJX	44,023	3,449,642
		10,379,310
Consumer Staples — 5.65%
Altria Group	36,724	1,638,625
Archer-Daniels-Midland	4,837	385,316
Philip Morris International	36,969	3,595,235
		5,619,176
Energy — 11.71%
ConocoPhillips	32,072	3,181,863
Exxon Mobil	55,202	6,053,451
Ovintiv	33,988	1,226,287
PDC Energy	18,380	1,179,629
		11,641,230
Financials — 18.84%
American Financial Group	6,797	825,835
American International Group	37,482	1,887,594
Blackstone	27,816	2,443,357
Discover Financial Services	5,198	513,770
Evercore Class A	7,551	871,234
Fidelity National Financial	41,405	1,446,277
Lincoln National	9,038	203,084
MetLife	43,908	2,544,030
Old Republic International	52,397	1,308,353
OneMain Holdings	32,551	1,206,991
Rithm Capital	112,380	899,040
Synchrony Financial	63,746	1,853,734
Truist Financial	54,856	1,870,590
Unum Group	21,556	852,755
		18,726,644
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare — 22.22%
Bristol-Myers Squibb	59,262	$ 4,107,449
Cigna	12,074	3,085,269
CVS Health	26,354	1,958,366
Gilead Sciences	47,028	3,901,913
Johnson & Johnson	19,965	3,094,575
McKesson	1,170	416,579
Merck & Co.	39,127	4,162,722
Pfizer	10,164	414,691
Viatris	99,212	954,419
		22,095,983
Industrials — 3.63%
Emerson Electric	15,480	1,348,927
Honeywell International	9,972	1,905,849
Raytheon Technologies	3,639	356,367
		3,611,143
Information Technology — 16.54%
Affirm Holdings †	34,329	386,888
Block †	7,399	507,941
Broadcom	5,194	3,332,159
Cisco Systems	88,142	4,607,623
Cognizant Technology Solutions Class A	28,198	1,718,104
HP	51,764	1,519,273
KLA	704	281,016
Mastercard Class A	934	339,425
Microchip Technology	7,310	612,432
Motorola Solutions	10,987	3,143,710
		16,448,571
Total Common Stocks (cost $88,203,174)		98,869,240

Total Value of Securities—99.44% (cost $88,203,174)		98,869,240
Receivables and Other Assets Net of Liabilities—0.56%		554,709
Net Assets Applicable to 5,921,271 Shares Outstanding—100.00%		$99,423,949
†	Non-income producing security.
The following were outstanding at March 31, 2023:
NQ-FL1 [3/23] 5/23 (2909189)    1